Asset retirement obligation (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Asset retirement obligation
Asset Retirement Obligation, Beginning	$ 27,030	$ 24,574	$ 22,337
Accretion Expense	2,069	2,069	2,069
Change In Aro Estimates	(4,338)	387	168
Asset Retirement Obligation, Ending	$ 24,761	$ 27,030	$ 24,574